Fair Value - Disclosures of Changes in Level 3 Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	€ 439,769
Ending balance	443,814	€ 439,769
Beginning balance	415,336
Ending balance	419,153	415,336
Real estate held for own use [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	208	263
Total gains /losses in income statement	(9)	7
Total gains /losses in OCI	18	3
Purchases	5	(5)
Sales	(5)	(62)
Ending balance	209	208
Net exchange difference	(8)	3
Level III [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	3,278	2,695
Total gains /losses in income statement	2,082	605
Total gains /losses in OCI	(9)	4
Purchases	(200)	4
Sales	(31)	(46)
Net exchange difference	(231)	15
Ending balance	4,890	3,278
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	321	75
Level III [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	197	206
Total gains /losses in income statement	9	9
Purchases	(200)	4
Sales	(16)	(23)
Net exchange difference	(3)	2
Ending balance	(12)	197
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	7	(10)
Level III [member] | Derivative [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	3,081	2,489
Total gains /losses in income statement	2,073	597
Total gains /losses in OCI	(9)	4
Sales	(15)	(22)
Net exchange difference	(228)	14
Ending balance	4,902	3,081
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	314	84
Level III [member] | Recurring fair value measurement [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	10,722	10,077
Total gains /losses in income statement	(183)	379
Total gains /losses in OCI	51	(37)
Purchases	1,364	3,509
Sales	(1,815)	(2,880)
Settlements	(57)	(194)
Ending balance	9,061	10,722
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	51	179
Net exchange difference	(354)	122
Transfers from levels I and II	42	263
Transfers to levels I and II	(710)	(517)
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	208	263
Total gains /losses in income statement	(9)	7
Total gains /losses in OCI	18	3
Purchases	5	(5)
Sales	(5)	(62)
Settlements		0
Ending balance	209	208
Net exchange difference	(8)	3
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,712	1,976
Total gains /losses in income statement	(163)	(97)
Total gains /losses in OCI	34	(40)
Purchases	505	1,584
Sales	(45)	(1,297)
Settlements	(56)	(194)
Ending balance	1,221	1,712
Net exchange difference	(94)	32
Reclassification		1
Transfers from levels I and II	26	178
Transfers to levels I and II	(697)	(431)
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Money markets and other short term instruments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Purchases		1,061
Sales		(855)
Settlements		(103)
Transfers from levels I and II	0	126
Transfers to levels I and II	0	(229)
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	157	241
Total gains /losses in income statement	(27)
Total gains /losses in OCI	24	(5)
Purchases	49	22
Sales	(15)	(100)
Settlements	(1)
Ending balance	173	157
Net exchange difference	(12)	4
Reclassification		2
Transfers to levels I and II	(2)	(7)
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,074	1,242
Total gains /losses in income statement	3	3
Total gains /losses in OCI	(19)	21
Purchases	155	319
Sales	(11)	(317)
Settlements	(34)	(68)
Ending balance	467	1,074
Net exchange difference	(32)	19
Reclassification		(2)
Transfers from levels I and II	26	52
Transfers to levels I and II	(695)	(195)
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	2,049	1,376
Total gains /losses in income statement	122	34
Purchases	432	884
Sales	(250)	(268)
Ending balance	2,174	2,049
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(1)	36
Net exchange difference	(184)	23
Transfers from levels I and II	16	85
Transfers to levels I and II	(13)	(86)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	8,802	7,837
Total gains /losses in income statement	(11)	468
Purchases	854	1,931
Sales	(1,765)	(1,521)
Settlements		(1)
Ending balance	7,631	8,802
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	51	179
Net exchange difference	(251)	88
Reclassification		(1)
Transfers from levels I and II	16	85
Transfers to levels I and II	(13)	(86)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,401	1,226
Total gains /losses in income statement	(132)	72
Purchases	160	368
Sales	(97)	(266)
Ending balance	1,329	1,401
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(98)	62
Net exchange difference	(3)	1
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	4	17
Total gains /losses in income statement		(1)
Purchases	276	1
Sales	(37)	(12)
Settlements		(1)
Ending balance	242	4
Reclassification		(1)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	482	493
Total gains /losses in income statement	(140)	(100)
Total gains /losses in OCI	28	(56)
Purchases	302	183
Sales	(19)	(25)
Settlements	(22)	(23)
Ending balance	581	482
Net exchange difference	(50)	9
Transfers from levels I and II	0
Transfers to levels I and II	0
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,805	1,871
Total gains /losses in income statement	3	45
Purchases	(168)	435
Sales	(607)	(567)
Ending balance	1,012	1,805
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	37	86
Net exchange difference	(20)	20
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivatives [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	56	35
Total gains /losses in income statement	(33)	19
Purchases		35
Sales		(33)
Ending balance	22	56
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(32)	20
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	2,901	2,700
Total gains /losses in income statement	65	317
Purchases	150	206
Sales	(717)	(331)
Ending balance	2,385	2,901
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	196	2
Net exchange difference	(14)	9
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate for policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	586	612
Total gains /losses in income statement	(36)	(18)
Purchases	4	2
Sales	(56)	(43)
Ending balance	467	586
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(52)	(27)
Net exchange difference	€ (31)	€ 34